Royalty obligation (Tables)	12 Months Ended
Jun. 30, 2021
Schedule Of Royalty obligation
Obligation
$
Within 12 months	-
Between 13 and 24 months	948,750
Between 25 and 36 months	1,897,500
Between 37 and 48 months	1,897,500
Between 49 and 60 months	1,897,500
Thereafter	12,333,750
Total undiscounted minimum payments and interest	18,975,000